Employee benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefits [Line Items]
Key management personnel compensation		$ 31,560,000	$ 23,770,000	$ 22,598,000
Number of shares effected		146,708
Weighted average share price		$ 54	$ 41.93
Executive Compensation Plan [Member]
Employee benefits [Line Items]
Key management personnel compensation			$ 875,000	$ 5,979,000
Number of shares effected		188,740	177,905
Executive Compensation Plan [Member] | Two Thousand And Twenty Bonus [Member]
Employee benefits [Line Items]
Key management personnel compensation	$ 42,032
Men [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		65 years	65 years	65 years
Men [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age			65 years
Women [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age		60 years	60 years	60 years
Women [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age			60 years